Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Board of Directors Approved the Director’s Compensation Program

On October 31, 2024, the Company’s Board of Directors approved the director’s compensation program, as follows:

Element	Amount
Annual equity award	$160,000
Annual board cash retainer	$60,000
Annual Audit Committee Member Retainer	$10,000
Annual Compensation Committee Member retainer	$7,500
Annual Nominating/Governance Committee Member Retainer	$7,500
Annual Board Chair Additional retainer	$40,000
Annual Audit Chair Additional retainer	$20,000
Annual Compensation Chair Additional retainer	$15,000
Annual Nominating/Governance Chair Additional retainer	$15,000

On October 31, 2024, the Company’s Board of Directors approved the director’s compensation program, as follows:

Element	Amount
Annual equity award	$160,000
Annual board cash retainer	$60,000
Annual Audit Committee Member Retainer	$10,000
Annual Compensation Committee Member retainer	$7,500
Annual Nominating/Governance Committee Member Retainer	$7,500
Annual Board Chair Additional retainer	$40,000
Annual Audit Chair Additional retainer	$20,000
Annual Compensation Chair Additional retainer	$15,000
Annual Nominating/Governance Chair Additional retainer	$15,000

Schedule of Stock Price and Market Capitalization Goals

The CEO Agreement also provides Mr. Gutterman with the opportunity to earn an incentive bonus (the “Incentive Bonus”), with will become payable, if ever, in tranches following the Company’s attainment of certain stock price and market capitalization goals. The specific goals are as follows:

	Company Stock Price Goal	Company Market Capitalization Goal	Amount of lncentive Bonus Payable for Achievement of Tranche Goals
Tranche 1	$2.50 based on 30-day VWAP	$150 Million	100% of Base Salary
Tranche 2	$2.50 based on 30-day VWAP	$250 Million	200% of Base Salary
Tranche 3	$5.00 based on 30-day VWAP	$500 Million	300% of Base Salary
Tranche 4	$10.00 based on 30-day VWAP	$1 Billion	500% of Base Salary

The CEO Agreement also provides Mr. Gutterman with the opportunity to earn an incentive bonus (the “Incentive Bonus”), with will become payable, if ever, in tranches following the Company’s attainment of certain stock price and market capitalization goals. The specific goals are as follows:

	Company Stock Price Goal	Company Market Capitalization Goal	Amount of Incentive Bonus Payable for Achievement of Tranche Goals
Tranche 1	$2.50 based on 30-day VWAP	$150 Million	100% of Base Salary
Tranche 2	$2.50 based on 30-day VWAP	$250 Million	200% of Base Salary
Tranche 3	$5.00 based on 30-day VWAP	$500 Million	300% of Base Salary
Tranche 4	$10.00 based on 30-day VWAP	$1 Billion	500% of Base Salary